13F-CON

P 2/12/03

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
MAY 8 2002
1086

RECEIVED
OFFICE OF THE SECRETARY
2002 MAY -8 PM 3:09

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

THIS FORM 13F IS SUBJECT TO A REQUEST FOR CONFIDENTIAL TREATMENT

CONFIDENTIAL TREATMENT EXPIRED

CONFIDENTIAL

Institutional Investment Manager Filing this Report:

Name: Milton Arbitrage Partners LLC
Address: 56 Mason Street
Greenwich, Connecticut 06830

Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
APR 30 2008
THOMSON REUTERS

Name: James E. Buck II
Title: Managing Member
Phone: (203)661-7022

Signature, Place, and Date of Signing:

[Signature]	Greenwich, Connecticut	May 1, 2002
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[641510-1]

03044364

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	21
Form 13F Information Table Value Total:	$ 129,228 (thousands)

CONFIDENTIAL

List of Other Included Managers:

None

Form 13F INFORMATION TABLE (August 15, 2002 - Confidential)

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X1000)	SHRS OR PRN AMOUNT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Brooks Automation Inc.	Common Stock	11434A100	2,654	58,400	SH		SOLE		58,400	0	0
Clear Channel Communications Inc.	Common Stock	184502102	1,799	35,000	SH		SOLE		35,000	0	0
Collateral Therapeutics Inc.	Common Stock	193921103	2,174	210,000	SH		SOLE		210,000	0	0
Digene Corp.	Common Stock	253752109	9,152	256,000	SH		SOLE		256,000	0	0
Elantec Semiconductor Inc.	Common Stock	284155108	9,670	226,100	SH		SOLE		226,100	0	0
Freeport-McMoran Copper & Gold	Cl A	35671D105	12,869	732,000	SH		SOLE		732,000	0	0
Immunex Corp.	Common Stock	452528102	2,421	80,000	SH		SOLE		80,000	0	0
J P Realty Inc.	Common Stock	46624A106	6,955	260,000	SH		SOLE		260,000	0	0
Mechanical Dynamics Inc.	Common Stock	583521109	189	10,000	SH		SOLE		10,000	0	0
ONI Systems CP	Common Stock	68273F103	2,801	454,026	SH		SOLE		454,026	0	0
OSCA Inc. Class A	Common Stock	687836106	9,659	346,700	SH		SOLE		346,700	0	0
OTG Software	Common Stock	671059103	92	10,700	SH		SOLE		10,700	0	0
Prologis Trust	Sh Ben Int	743410102	7,005	300,000	SH		SOLE		300,000	0	0
Quanta Services Inc.	Common Stock	74762E102	605	35,000	SH		SOLE		35,000	0	0
Security Capital Group B Inc.	Cl B	81413P204	30,235	1,187,100	SH		SOLE		1,187,100	0	0
Spacelabs Med Inc.	Common Stock	846247104	938	66,700	SH		SOLE		66,700	0	0
Synopsis	Common Stock	871607107	1,059	19,200	SH		SOLE		19,200	0	0
Vista Bancorp Inc.	Common Stock	92830R013	3,243	120,000	SH		SOLE		120,000	0	0

CONFIDENTIAL

Form 13F INFORMATION TABLE (November 15, 2002 - Confidential)

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X1000)	SHRS OR PRN AMOUNT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Conoco Inc	Common Stock	208251504	11,975	410,400	SH		SOLE		410,400	0	0
Pennzoil-Quaker State Co.	Common Stock	709323109	6,012	280,000	SH		SOLE		280,000	0	0
TRW Inc.	Common Stock	872649108	7,721	150,000	SH		SOLE		150,000	0	0

CONFIDENTIAL

END